Fair Value Option - Changes in FV of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	$ 9,595		$ 9,069		$ 1,658
Trading Account Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	73		157		259
Corporate Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option			84		546
Consumer and Commercial Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(260)
Loans held-for-sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	4,265		9,584		8,628
Securities Financing Agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	127		52		(292)
Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	196		107		202
Long-term Deposits [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(77)		(48)		35
Asset-backed Secured Financings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(30)		(95)		(11)
Unfunded loan commitments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(429)		23		1,365
Short-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	261		(192)		(236)
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	5,469	[1]	(603)	[1]	(8,838)	[1]
Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	2,478		(654)		(3,722)
Trading Account Profits (Losses) [Member] | Trading Account Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	73		157		259
Trading Account Profits (Losses) [Member] | Corporate Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option			2		25
Trading Account Profits (Losses) [Member] | Consumer and Commercial Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	15
Trading Account Profits (Losses) [Member] | Loans held-for-sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(20)		0		(211)
Trading Account Profits (Losses) [Member] | Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option					379
Trading Account Profits (Losses) [Member] | Asset-backed Secured Financings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	0		0		0
Trading Account Profits (Losses) [Member] | Short-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	261		(192)		(236)
Trading Account Profits (Losses) [Member] | Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	2,149	[1]	(621)	[1]	(3,938)	[1]
Mortgage Banking Income (Loss) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	4,107		8,996		8,240
Mortgage Banking Income (Loss) [Member] | Loans held-for-sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	4,137		9,091		8,251
Mortgage Banking Income (Loss) [Member] | Asset-backed Secured Financings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(30)		(95)		(11)
Other Income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	3,010		727		(2,860)	[2]
Other Income [Member] | Corporate Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option			82		521	[2]
Other Income [Member] | Consumer and Commercial Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(275)
Other Income [Member] | Loans held-for-sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	148		493		588	[2]
Other Income [Member] | Securities Financing Agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	127		52		(292)	[2]
Other Income [Member] | Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	196		107
Other Income [Member] | Long-term Deposits [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(77)		(48)		35	[2]
Other Income [Member] | Asset-backed Secured Financings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	0		0		0
Other Income [Member] | Unfunded loan commitments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	(429)		23		1,365	[2]
Other Income [Member] | Short-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	0		0		0
Other Income [Member] | Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option	3,320	[1]	18	[1]	(4,900)	[1],[2]
Equity Securities [Member] | Other Income [Member] | Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Using Fair Value Option					$ (177)	[2]

[1]	Balances in other income (loss) for long-term debt relate to changes in fair value that were attributable to changes in the Corporation’s credit spreads.
[2]	Other assets includes $177 million of equity investment loss for 2009.